Note 9 - Payroll and Related Benefits - Schedule of Payroll and Related Benefits (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Wages and salaries	R$ 3,371,200,000	R$ 3,038,900,000	R$ 3,086,500,000
Social security contributions	741,100,000	727,200,000	756,100,000
Other personnel cost	616,200,000	613,800,000	561,300,000
Increase in liabilities for defined benefit plans	138,700,000	151,700,000	142,300,000
Expense from share-based payment transactions with employees	236,900,000	189,300,000	209,400,000
Contributions to defined contribution plans	18,900,000	25,300,000	19,000,000
	R$ 5,123,000,000	R$ 4,746,200,000	R$ 4,774,600,000